TOTAL SALES - Sales by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	€ 64,114	€ 60,423	€ 55,108
Asia
Revenues	19,041	17,841	17,936
France
Revenues	11,240	11,999	10,637
United States
Revenues	18,220	16,717	15,036
Other geographical areas
Revenues	€ 15,613	€ 13,865	€ 11,500